Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Warrants and Rights Note Disclosure [Abstract]
Warrants
11.
Warrants

The following is a schedule of changes in warrants issued and outstanding from December 31, 2023 to September 30, 2024:

	Common Stock Warrants December 2023	Common Stock Warrants February 2024	Common Stock Warrants Woodway	Common Stock Warrants Registered Direct Placement Agent	Common Stock Warrants Registered Direct	Common Stock Warrants Best Efforts Pre-Funded	Common Stock Warrants Best Efforts A-1	Common Stock Warrants Best Efforts A-2	Common Stock Warrants Best Efforts Placement Agent	Total Common Stock Warrants
Outstanding as of December 31, 2023	231	—	—	—	—	—	—	—	—	231
Warrants issued	2,658	750	200	107	1,420	26,269	28,369	28,369	2,128	90,270
Warrants exercised	(231)	—	—	—	—	(26,269)	—	—	—	(26,500)
Warrants canceled	(2,658)	—	—	—	—	—	—	—	—	(2,658)
Outstanding as of September 30, 2024	—	750	200	107	1,420	—	28,369	28,369	2,128	61,343

November 2023 Bridge Warrants

In connection with the November Bridge Notes discussed further in Note 10, the Company entered into a warrant agreement whereby the holders are eligible to receive warrants based on the occurrence of future events as defined in the agreement. No warrants have been issued as of September 30, 2024. The Company recognized gains equal to $0.002 million and $0.2 million for the three and nine months ended September 30, 2024, respectively, related to changes in fair value of the warrants.

December 2023 Warrants

On December 7, 2023, the Company issued an aggregate 231 warrants to purchase shares of common stock to an accredited investor in conjunction with the issuance of its December 2023 Note. Each warrant has a strike price of $5,000.00 per share. The warrant may be exercised during the period commencing December 7, 2023 and ending June 7, 2029. The warrants are classified as other long-term liabilities within the condensed consolidated balance sheets and are carried at fair value, with changes in fair value recorded in earnings. The Company recognized a gain equal to $0.0 million and $0.3 million for the three and nine months ended September 30, 2024, respectively, related to the change in fair value of the warrants issued in December 2023.

Pursuant to the warrant agreement entered into with an accredited investor in December 2023, the number of shares of common stock issuable under the warrants increased to 770 following dilutive issuances in May 2024 whereas the exercise price was reduced to an amount equal to the new issuance price. In June 2024, the exercise price was reduced to $400.00 and the number of shares of common stock issuable increased to 2,889. In June 2024, 3i exercised 231 warrant shares for $0.09 million. The remaining 2,658 warrants were exchanged for 375,000 shares of Series A Preferred Stock in June 2024 and the Company recognized a loss equal to $0.0 million and $0.4 million for three and nine months ended September 30, 2024.

February 2024 Warrants

On February 1, 2024, the Company issued an aggregate 750 warrants to purchase shares of common stock to an accredited investor in conjunction with the issuance of its $6.0 million February 2024 Note. The Warrants are exercisable for 375 shares of Common Stock, at a price of $5,000.00 per share (“Warrant 1”) and $7,000.00 per share (“Warrant 2” and, together with Warrant 1, the “Warrants”) (the “Exercise Prices”). The Warrants may be exercised during the period commencing February 1, 2024 and ending on February 1, 2034. The Exercise Prices are subject to voluntary adjustments and adjustments upon subdivision or combinations of shares of Common Stock. The warrants are classified as other long-term liabilities within the condensed consolidated balance sheets and are carried at fair value, with changes in fair value recorded in earnings. The Company recognized a gain equal to $0.05 million and $1.8 million for the three and nine months ended September 30, 2024, respectively, related to the change in fair value of the warrants issued in February 2024.

Woodway Warrants

On February 20, 2024, the Company issued 200 warrants in connection with an Exclusive Distribution Agreement with WOODWAY USA, INC ("Woodway"). Each warrant has a strike price of $5,000.00 per share. The warrants may be exercised during the period commencing February 20, 2024 and ending February 20, 2034. The warrants are classified as other long-term liabilities within the condensed consolidated balance sheets and are carried at fair value, with changes in fair value recorded in earnings. The Company recognized a gain equal to $0.005 million and $0.3 million for the three and nine months ended September 30, 2024, respectively, related to the change in fair value of the warrants issued in February 2024.

Registered Direct Placement Agent Warrants

On May 8, 2024, the Company entered into an engagement agreement with H.C. Wainwright & Co., LLC (the "Placement Agent"), pursuant to which the Placement Agent agreed to act as the exclusive placement agent in connection with the Registered Offering. The

Company has agreed to issue the Placement Agent or its designees as compensation in connection with the Offering, warrants to purchase up to an aggregate of 107 shares of Common Stock (equal to 7.5% of the aggregate number of Shares sold in the Registered Offering) and will have a term of five years from the commencement of sales in the Registered Offering and an exercise price of $880.00 per share. The warrants are classified as other long-term liabilities within the condensed consolidated balance sheets and are carried at fair value, with changes in fair value recorded in earnings. The Company recognized a gain equal to $0.005 million and $0.05 million for the three and nine months ended September 30, 2024, related to the change in fair value of the warrants issued in May 2024.

Registered Direct Offering Warrants

Pursuant to the securities purchase agreement, in a concurrent private placement (together with the Registered Offering, the “Offering”), the Company has also agreed to issue to the Investors unregistered warrants to purchase up to an aggregate of 1,420 shares of Common Stock, which represent 100% of the shares of Common Stock to be issued and sold in the Registered Offering. The Warrants have an exercise price of $704.00 per share, and will expire five and one-half years from the Stockholder Approval Date on May 31, 2024. The warrants are classified as other long-term liabilities within the condensed consolidated balance sheets and are carried at fair value, with changes in fair value recorded in earnings. The Company recognized a gain equal to $0.1 million and $0.7 million for the three and nine months ended September 30, 2024, related to the change in fair value of the warrants issued in May 2024.

Best Efforts Offering Pre-Funded Warrants

On July 1, 2024, the Company issued pre-funded warrants to purchase up to an aggregate of 26,269 shares of common stock. The public offering price for each Pre-Funded Warrant and was $140.90. The Pre-Funded Warrants have an exercise price of $0.001 per share, are were exercised in full in July 2024. The fair value of the warrants of $3.7 million was recorded as a long-term liability upon issuance. The Company recorded a change in fair value of warrants of $1.1 million and $1.1 million for the three and nine months ended September 30, 2024. The fair value of the warrants was $0.0 million as of September 30, 2024, as the warrants were exercised in full in July 2024.

Best Efforts Offering A-1 and A-2 Warrants

On July 1, 2024, the Company issued Series A-1 warrants to purchase up to an aggregate of 28,369 shares of common stock and Series A-2 warrants to purchase up to an aggregate of 28,369 shares of common stock. The public offering price for each Share and accompanying Warrants was $141.00 (which is the last reported sale price of the Common Stock on The Nasdaq Capital Market on June 28, 2024). Each Warrant has an exercise price of $141.00 per share and is exercisable beginning on the effective date of stockholder approval on August 30, 2024. The Series A-1 Warrant will expire on the five-year anniversary of the initial issuance date. The Series A-2 Warrant will expire on the eighteen-month anniversary of the initial issuance date. The warrants are classified as other long-term liabilities within the condensed consolidated balance sheets and are carried at fair value, with changes in fair value recorded in earnings. The Company recognized a gain equal to $4.4 million and $4.4 million for the three and nine months ended September 30, 2024, related to the change in fair value of the A-1 and A-2 Warrants issued in July 2024.

Best Efforts Placement Agent Warrants

The Company entered into an engagement agreement with H.C. Wainwright & Co., LLC (the "Placement Agent"), pursuant to which the Placement Agent agreed to act as the exclusive placement agent in connection with the Best Efforts Offering. The Company has agreed to issue the Placement Agent or its designees as compensation in connection with the Offering, warrants to purchase up to an aggregate of 2,128 shares of Common Stock (equal to 7.5% of the aggregate number of Shares sold in the Best Efforts Offering) and will have a term of five years from the commencement of sales in the Best Efforts Offering and an exercise price of $176.30 per share. The warrants are classified as other long-term liabilities within the condensed consolidated balance sheets and are carried at fair value, with changes in fair value recorded in earnings. The Company recognized a gain equal to $0.2 million and $0.2 million for the three and nine months ended September 30, 2024, related to the change in fair value of the warrants issued in July 2024.

The following is a schedule of changes in warrants issued and outstanding from December 31, 2022 to September 30, 2023:

	Class A Common Stock Warrants	Class B Common Stock Warrants	Total Warrants
Outstanding as of December 31, 2022	23	1	24
Warrants issued	—	—	—
Warrants exercised	(23)	(1)	(24)
Outstanding as of September 30, 2023	-	—	-

Class A Common Stock Warrants

On November 13, 2022, the Company issued an aggregate 23 warrants to purchase Class A Common Stock to various third-party investors in conjunction with the issuance of its November 2022 Convertible Notes. Each warrant has a strike price of $40.00 per share and has a contractual term of ten years. The fair value of the warrants issued in 2022 was recorded as a liability on the condensed consolidated balance sheet and expensed to other (expense) income, net on the Statement of Operations and Comprehensive Loss, at the time of issuance. The Company recognized a loss equal $0.1 million and a gain of $2.3 million for the three and nine months ended September 30, 2023, respectively related to changes in fair value for the warrants issued in November 2022. In May 2023, upon closing of the Company's IPO, the warrants were exercised and converted into shares of common stock.

Class B Common Stock Warrants

The Company issued warrants in 2021 to purchase Class B Common Stock to various employees and non-employees. Each warrant has a strike price of $40.00 and has a contractual term of seven years. In May 2023, upon closing of the Company's IPO, the warrants were exercised and converted into shares of common stock. The Company recognized a change in fair value equal $0.0 million and $0.0 million for the three and nine months ended September 30, 2023.

Note 11. Warrants

Class A Common Stock Warrants

On November 13, 2022, the Company issued an aggregate 23 warrants to purchase Class A Common Stock to various third-party investors in conjunction with the issuance of its November 2022 Convertible Notes. Each warrant has a strike price of $40.00 per share and has a contractual term of ten years. The warrants are classified as other long-term liabilities within the consolidated balance sheets and are carried at fair value, with changes in fair value recorded in earnings. The Company recognized a gain equal to $2.3 million and $0.5 million for the years ended December 31, 2023 and 2022, respectively, related to changes in fair value for the warrants issued in November 2022. In May 2023, upon closing of the Company's IPO, the warrants were exercised and converted into shares of common stock.

The following is a schedule of changes in warrants issued and outstanding from December 31, 2021 to December 31, 2023:

Class A Common Stock Warrants
Outstanding as of December 31, 2021	—
Warrants issued	23
Warrants exercised	—
Outstanding as of December 31, 2022	23
Warrants issued	—
Warrants exercised	(23)
Outstanding as of December 31, 2023	—

Class B Common Stock Warrants

The Company issued warrants in 2021 to purchase Class B Common Stock to various employees and non-employees. Each warrant has a strike price of $40.00 and has a contractual term of seven years. The warrants are classified as permanent equity within the consolidated balance sheets. In May 2023, upon closing of the Company's IPO, the warrants were exercised and converted into shares of common stock.

The following is a schedule of changes in warrants issued and outstanding from December 31, 2021 to December 31, 2023:

Class B Common Stock Warrants
Outstanding as of December 31, 2021	-
Warrants issued	2
Warrants exercised	(1)
Outstanding as of December 31, 2022	1
Warrants issued	—
Warrants exercised	(1)
Outstanding as of December 31, 2023	—

Service Providers Stock Warrants

In November 2022, the Company issued a warrant to an unrelated third party in consideration for the Company’s hiring of certain employees from the third party that is exercisable for a number of shares of common stock that is determined by dividing $225,000 by (x) the price per share of the next equity financing with total proceeds of at least $10.0 million or (y) the initial public offering price per share of a future initial public offering, whichever event occurs first, for an exercise price of $0.0001 per share, in whole or in part. The warrant may also be net exercised upon election. The warrant vests associated with the services of certain employees and as such contains a substantive future requisite service condition. In May 2023, upon closing of the Company's IPO, the warrants were exercised and converted into an aggregate of 7 shares of common stock.

In March 2023, we issued warrants to unrelated third-party service providers in consideration for certain marketing communications services, which warrants are exercisable for a total number of shares of our common stock that is determined by dividing $400,000 by (x) the price per share of our next bona fide equity financing with total proceeds of at least $10,000,000 or (y) the initial public offering price per share in our initial public offering, whichever event occurs first, for an exercise price of $0.0001 per share, in whole or in part. The warrants may also be net exercised upon election. The warrant vests associated with the services of certain employees and as such contains a substantive future requisite service condition. In May 2023, upon closing of the Company's IPO, the warrants were exercised and converted into an aggregate of 13 shares of common stock.

The following is a schedule of changes in warrants issued and outstanding from December 31, 2022 to December 31, 2023:

Service Providers Stock Warrants
Outstanding as of December 31, 2022	—
Warrants issued	20
Warrants exercised	(20)
Outstanding as of December 31, 2023	—

Senior Secured Notes Stock Warrants

In March 2023, we issued warrants to certain existing affiliate and non-affiliate stockholders in lieu of future cash interest payments under our senior secured notes issued to such stockholders in connection with a note financing. The fair value of the warrants of $1.3 million was recorded as debt discount on the senior secured notes of $2.0 million. The debt discount was amortized into interest expense over life of the senior secured notes. In May 2023, upon closing of the Company's IPO, the warrants were exercised and converted into an aggregate of 41 shares of common stock.

The following is a schedule of changes in warrants issued and outstanding from December 31, 2022 to December 31, 2023:

Senior Secured Notes Stock Warrants
Outstanding as of December 31, 2022	—
Warrants issued	41
Warrants exercised	(41)
Outstanding as of December 31, 2023	—

November Bridge Warrants

In connection with the November Bridge Notes discussed further in Note 10, the Company entered into warrants agreements whereby the holders are eligible to receive warrants based on the occurrence of future events as defined in the agreement, calculated based on the then fair value of the common stock as defined on the agreement. The company recorded these warrants at fair value based on the valuation as discussed in Note 12 in the amount of $0.2 million and included in the warrant liability in the consolidated balance sheet under ASC Topic 825, Financial Instruments, with changes in fair value recorded in earnings each reporting period.

The Company recognized gains equal to $0.04 million for the year ended December 31, 2023 related to changes in fair value of the warrants.

Common Stock Warrants

On December 7, 2023, the Company issued an aggregate 231 warrants to purchase shares of common stock to an accredited investor in conjunction with the issuance of its December 2023 Note. Each warrant has a strike price of $5,000.00 per share. The warrant may be exercised during the period commencing December 7, 2023 and ending June 7, 2029. The warrants are classified as other long-term liabilities within the consolidated balance sheets and are carried at fair value, with changes in fair value recorded in earnings. The Company recognized a gain equal to $0.1 million for the year ended December 31, 2023, related to the change in fair value of the warrants issued in December 2023.

The following is a schedule of changes in warrants issued and outstanding from December 31, 2022 to December 31, 2023:

Common Stock Warrants
Outstanding as of December 31, 2022	—
Warrants issued	231
Warrants exercised	—
Outstanding as of December 31, 2023	231